Changes In Liabilities Arising From Financing Activities - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Changes in liabilities arising from financing activities
Opening balance		₨ 647,316	₨ 530,407	₨ 444,260
Cash flows (net)		76,981	148,956	74,242
Other changes	[1]	(1,279)	(32,047)	11,905
Closing balance		723,018	647,316	530,407
Long term interest-bearing loans and borrowings (including current maturities and net of ancillary borrowings cost incurred)
Changes in liabilities arising from financing activities
Opening balance		595,664	487,884	429,775
Cash flows (net)		47,734	133,649	46,467
Other changes	[1]	(707)	(25,869)	11,642
Closing balance		642,691	595,664	487,884
Short term interest-bearing loans and borrowings
Changes in liabilities arising from financing activities
Opening balance		51,652	42,523	14,485
Cash flows (net)		29,247	15,307	27,775
Other changes	[1]	(572)	(6,178)	263
Closing balance		₨ 80,327	₨ 51,652	₨ 42,523

[1]	includes adjustment for ancillary borrowing cost, unrealised / realised foreign exchange gain / loss.